Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	MusclePharm Corp
Entity Central Index Key	0001415684
Entity Filer Category	Smaller Reporting Company